Commitments and Contingencies (Tables)	12 Months Ended
Jun. 28, 2015
Commitments And Contingencies Disclosure [Abstract]
Purchase Commitments and Minimum Rental Commitments Under Non-Cancelable Operating Leases

At June 28, 2015, we had purchase commitments for zinc, other purchased parts and natural gas and minimum rental commitments under non-cancelable operating leases with a term in excess of one year which are payable as follows (thousands of dollars):

	Purchase	Minimum Rental
Fiscal Year	Commitments	Commitments
2016	$12,987	$305
2017	$11,335	$247
2018	$10,503	$210
2019	$4,791	$83
2020	$—	$—

Rental Expense Under Non-Cancelable Operating Leases	Rental expense under all non-cancelable operating leases was as follows (thousands of dollars):
Fiscal Year	Rental Expense
2015	$993
2014	$849
2013	$604